Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2018 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares authorized	100,000
Kaleyra S.p.A
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	11,644,561
Common stock, shares issued	10,687,106
Common stock, shares outstanding	10,687,106